Certain Risks and Concentration - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ 574	$ 7,037
Number of top customers accounted for net revenues	10	10	10
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	16.00%	14.00%	20.00%
Shenzhen Xunlei Networking Technologies, Co., Ltd [Member]
Concentration Risk [Line Items]
operating contract term	10 years
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves	34,210
Variable Interest Entity, Not Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves		$ 32,296